Investments - Schedule of Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments.
Impairment charges for equity investments without readily determinable fair value	¥ 43,698		¥ 166,127	¥ 210,813
Credit impairment related to available-for-sale debt investments			66,339	14,987
Fair value changes	120,027		145,458	35,811
Due to investments amortized cost basis exceeded fair value			65,260
Credit loss related to available-for-sale debt investments	76,458		1,079
Non-credit losses	(43,569)		(79,119)	20,824
Cash consideration	24,000	$ 3,432	0	68,332
Share of loss in equity method investments, net of income taxes	¥ 2,695	$ 385	¥ 0	¥ 0